Summary Of Significant Accounting Policies - Summary of Accounts Receivable Balance (Detail) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Concentration Risk, Percentage	28.30%	26.60%
Customer B [Member]
Concentration Risk, Percentage	14.50%
Customer C [Member]
Concentration Risk, Percentage	10.10%